Income tax and deferred taxes (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax and deferred taxes [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Spain [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%
Belgium [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	29.58%
Mexico [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	30.00%	30.00%
United States [member] | Top of range [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	336.00%	325.00%
United States [member] | Bottom of range [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	21.00%	21.00%
South Africa [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	28.00%	28.00%